Post-employment Benefits - Summary of Assumptions to Determine Defined Benefit Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Futura [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.28%	9.50%
Inflation rate	3.70%	4.20%
Increase in pension plans	3.70%	4.20%
Comgas [member]
Disclosure of defined benefit plans [line items]
Discount rate	7.43%	9.30%
Inflation rate	3.70%	4.00%
Future salary increases	6.81%	7.12%
Increase in pension plans	6.81%	7.12%